Label	Element	Value
Angel Oak Funds Trust
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ANGEL OAK MULTI-STRATEGY INCOME FUND
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ANGEL OAK MULTI-STRATEGY INCOME FUND
Class A | Class C | Institutional Class

a series of Angel Oak Funds Trust

Supplement to the Prospectus and Summary Prospectus, each dated May 31, 2020

April 15, 2021

This supplement is intended to inform investors of enhancements to the investment process described in the principal investment strategies of the Angel Oak Multi-Strategy Income Fund (the “Fund”) to reflect the Adviser’s consideration of environmental, social and governance (“ESG”) factors in the Fund’s portfolio construction process.
Accordingly, the following changes to the Fund’s principal investment strategies disclosure are effective immediately:
The first paragraph of the “Principal Investment Strategies” section in the Fund’s Summary Prospectus and the first paragraph of the “Principal Investment Strategies” subsection of the “Angel Oak Multi-Strategy Income Fund Summary” section of the Prospectus is hereby replaced in its entirety with the following:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in mortgage-backed and other asset-backed fixed income securities, including securities backed by assets such as credit card receivables, student loans, automobile loans and residential and commercial real estate. The Fund’s allocation of its assets into various asset classes within its investment strategy will depend on the views of Angel Oak Capital Advisors, LLC (the “Adviser”), the investment adviser to the Fund, as to the best value relative to what is currently presented in the marketplace. In selecting investments, the Adviser may consider maturity, yield and ratings information and opportunities for price appreciation among other criteria. As part of its investment process, the Adviser also considers certain environmental, social and governance (“ESG”) and sustainability factors that it believes could have a material negative or positive impact on the risk profiles of the issuers or underlying collateral assets of certain securities in which the Fund may invest. These determinations may not be conclusive, and securities that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities that may be positively impacted by such factors. The Adviser may sell investments if it determines that any of the mentioned factors have changed materially from its initial analysis or that other factors indicate that an investment is no longer earning a return commensurate with its risk or that a different security will better help the Fund achieve its investment objective. From time to time, the Fund may allocate its assets so as to focus on particular types of asset-backed fixed income securities.
Supplement Closing	ck0001612930_SupplementClosing	Please retain this Supplement with your Prospectus and Summary Prospectus for future reference.
Angel Oak Funds Trust | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ANGLX
Angel Oak Funds Trust | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ANGCX
Angel Oak Funds Trust | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ANGIX